INVENTORIES	12 Months Ended
Jan. 03, 2021
Inventory Disclosure [Abstract]
INVENTORIES

3.    INVENTORIES

Inventories consisted of the following:

	Successor	Predecessor
(in thousands)	As of January 3, 2021	As of December 29, 2019
Finished goods	$28,935	$24,447
Raw materials	25,150	22,122
Maintenance parts	5,746	4,575
	59,831	51,144
Less: inventory reserve	(21)	(250)
Total inventories	$59,810	$50,894